Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit before tax	€ 187,641	€ 165,673	€ 96,279
Adjustments:
Depreciation and impairment of property, plant and equipment	50,382	42,676	41,363
Amortization of intangible assets and Right of Use	14,441	13,706	12,740
Allowance for doubtful accounts	(788)	(1,291)	341
Net finance expense/ (income)	9,874	(1,239)	4,885
Share of profit or loss of associated companies		(547)
(Gain)/Loss from the disposal of non current assets	(126)	(579)
Change in other provisions and in employee benefits	(8,984)	(7,130)	(9,072)
Other non-cash expenses, net	(2,886)	(3,382)	(388)
Working capital changes:
- inventories and contract assets	(107,367)	(31,204)	(15,603)
- trade receivables and other assets	(46,424)	(54,765)	(3,631)
- trade payables, contract liabilities, advances and other liabilities	36,052	44,337	52,412
Interest paid	(3,466)	(4,388)	(5,368)
Interest received	752	624	684
Income tax paid	(25,789)	(29,155)	(18,986)
Cash Flow from operating activities	103,312	133,336	155,656
Cash Flow from investing activities
Purchase of property, plant and equipment	(235,029)	(107,691)	(89,565)
Proceeds from sale of property plant and equipment	146	1,169	15
Purchase of intangible assets	(8,098)	(5,489)	(6,439)
Proceeds from sale of associated companies		14,812
Investment in financial assets	31	773	(100)
Net cash flows used in investing activities	(242,950)	(96,426)	(96,089)
Cash Flow from financing activities
Net proceeds from IPO		380,090
Acquisition of non-controlling interests			(539)
Payment of financial payables for shares acquisition		(8,221)
Dividends paid	(13,500)	(11,200)	(8,900)
Payment of principal portion of lease liabilities	(6,595)	(6,498)	(5,906)
Proceed from loans	13,207	8,050	51,911
Repayments of loans	(37,648)	(121,729)	(63,083)
Decrease in other current financial activities		14,355
Net cash flows from/(used in) financing activities	(44,536)	254,847	(26,517)
Net change in cash and cash equivalents	(184,174)	291,757	33,050
Net foreign exchange difference	1,875	3,683	(2,837)
Cash and cash equivalents at Beginning Balance	411,039	115,599	85,386
Cash and cash equivalents at Ending Balance	€ 228,740	€ 411,039	€ 115,599